UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Trend Fund

September 30, 2005

1.808771.101 TRE-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.2%
Automobiles – 0.2%
General Motors Corp.	26,700	$817
Toyota Motor Corp.	22,400	1,035
		1,852
Hotels, Restaurants & Leisure 0.9%
Carnival Corp. unit	28,600	1,429
Hilton Hotels Corp.	27,100	605
Kerzner International Ltd. (a)	22,300	1,239
McDonald’s Corp.	53,000	1,775
Penn National Gaming, Inc. (a)	13,000	404
Starwood Hotels & Resorts Worldwide, Inc. unit	33,900	1,938
		7,390
Household Durables – 0.4%
Garmin Ltd.	15,300	1,038
KB Home	7,100	520
Toll Brothers, Inc. (a)	37,000	1,653
		3,211
Internet & Catalog Retail 0.8%
eBay, Inc. (a)	172,500	7,107
Media – 4.6%
Clear Channel Communications, Inc.	17,000	559
Comcast Corp.:
Class A (a)	39,914	1,173
Class A (special) (a)	53,900	1,551
E.W. Scripps Co. Class A	32,200	1,609
Getty Images, Inc. (a)	23,900	2,056
Lamar Advertising Co. Class A (a)	73,500	3,334
McGraw Hill Companies, Inc.	34,200	1,643
News Corp. Class A	182,064	2,838
Omnicom Group, Inc.	36,000	3,011
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	227,800	3,212
Time Warner, Inc.	377,950	6,845
Univision Communications, Inc. Class A (a)	190,900	5,065
Viacom, Inc. Class B (non-vtg.)	25,150	830
Walt Disney Co.	109,000	2,630
XM Satellite Radio Holdings, Inc. Class A (a)	85,600	3,074
		39,430
Multiline Retail – 2.2%
Federated Department Stores, Inc.	101,600	6,794

Quarterly Report	2

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
JCPenney Co., Inc.	22,300	$1,057
Kohl’s Corp. (a)	49,100	2,464
Nordstrom, Inc.	36,700	1,260
Sears Holdings Corp. (a)	23,200	2,887
Target Corp.	81,700	4,243
		18,705
Specialty Retail – 1.7%
AnnTaylor Stores Corp. (a)	16,000	425
Best Buy Co., Inc.	55,400	2,412
GameStop Corp. Class B (a)	27,200	772
Home Depot, Inc.	114,000	4,348
Lowe’s Companies, Inc.	67,000	4,315
Staples, Inc.	61,500	1,311
Urban Outfitters, Inc. (a)	51,400	1,511
		15,094
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	27,400	859
NIKE, Inc. Class B	28,400	2,320
Polo Ralph Lauren Corp. Class A	8,600	433
		3,612

TOTAL CONSUMER DISCRETIONARY		96,401

CONSUMER STAPLES 8.1%
Beverages – 1.7%
PepsiCo, Inc.	168,070	9,531
The Coca-Cola Co.	119,800	5,174
		14,705
Food & Staples Retailing – 2.1%
CVS Corp.	113,700	3,298
Safeway, Inc.	82,611	2,115
Wal-Mart Stores, Inc.	215,200	9,430
Walgreen Co.	68,400	2,972
		17,815
Food Products 0.4%
Kellogg Co.	47,300	2,182
Wm. Wrigley Jr. Co.	21,600	1,553
		3,735

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

CONSUMER STAPLES – continued
Household Products – 1.5%
Colgate-Palmolive Co.		59,700	$3,152
Procter & Gamble Co.		167,100	9,936
			13,088
Personal Products 0.6%
Gillette Co.		85,800	4,994
Tobacco 1.8%
Altria Group, Inc.		207,700	15,310

TOTAL CONSUMER STAPLES			69,647

ENERGY 10.0%
Energy Equipment & Services – 2.6%
Halliburton Co.		140,400	9,620
National Oilwell Varco, Inc. (a)		83,462	5,492
Noble Corp.		12,900	883
Schlumberger Ltd. (NY Shares)		67,900	5,729
TODCO Class A		25,400	1,059
			22,783
Oil, Gas & Consumable Fuels – 7.4%
Burlington Resources, Inc.		53,000	4,310
ConocoPhillips		110,136	7,700
Exxon Mobil Corp.		492,030	31,264
Occidental Petroleum Corp.		27,700	2,366
Plains Exploration & Production Co. (a)		23,800	1,019
Quicksilver Resources, Inc. (a)		54,000	2,581
Total SA sponsored ADR		60,600	8,231
Ultra Petroleum Corp. (a)		53,500	3,043
Valero Energy Corp.		26,100	2,951
			63,465

TOTAL ENERGY			86,248

FINANCIALS – 16.3%
Capital Markets 2.6%
E*TRADE Financial Corp. (a)		208,000	3,661
Goldman Sachs Group, Inc.		46,000	5,593
Lehman Brothers Holdings, Inc.		21,700	2,528
Merrill Lynch & Co., Inc.		58,500	3,589
Morgan Stanley		62,700	3,382

Quarterly Report	4

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Capital Markets continued
Nomura Holdings, Inc.	57,200	$889
Northern Trust Corp.	26,600	1,345
State Street Corp.	35,400	1,732
		22,719
Commercial Banks – 3.5%
Bank of America Corp.	269,722	11,355
Mizuho Financial Group, Inc.	239	1,531
Sumitomo Mitsui Financial Group, Inc.	153	1,452
U.S. Bancorp, Delaware	76,200	2,140
Wachovia Corp.	139,423	6,635
Wells Fargo & Co.	123,100	7,210
		30,323
Consumer Finance – 1.5%
American Express Co.	155,500	8,932
Capital One Financial Corp.	41,800	3,324
SLM Corp.	19,000	1,019
		13,275
Diversified Financial Services – 2.7%
CIT Group, Inc.	16,800	759
Citigroup, Inc.	315,877	14,379
JPMorgan Chase & Co.	225,588	7,654
		22,792
Insurance – 4.7%
ACE Ltd.	72,700	3,422
AFLAC, Inc.	73,000	3,307
AMBAC Financial Group, Inc.	12,000	865
American International Group, Inc.	336,437	20,846
Hartford Financial Services Group, Inc.	47,400	3,658
MetLife, Inc.	79,500	3,961
Prudential Financial, Inc.	68,800	4,648
		40,707
Real Estate 0.7%
CenterPoint Properties Trust (SBI)	24,300	1,089
Equity Residential (SBI)	47,800	1,809
KKR Financial Corp.	38,100	847
Vornado Realty Trust	21,300	1,845
		5,590

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.6%
Freddie Mac		39,800	$2,247
Golden West Financial Corp., Delaware		19,900	1,182
Washington Mutual, Inc.		41,600	1,632
			5,061

TOTAL FINANCIALS			140,467

HEALTH CARE – 15.5%
Biotechnology – 3.1%
Amgen, Inc. (a)		146,200	11,648
Amylin Pharmaceuticals, Inc. (a)		14,600	508
Biogen Idec, Inc. (a)		68,700	2,712
Celgene Corp. (a)		15,700	853
CSL Ltd.		64,600	1,892
Genentech, Inc. (a)		73,800	6,215
Gilead Sciences, Inc. (a)		37,700	1,838
MedImmune, Inc. (a)		26,700	898
			26,564
Health Care Equipment & Supplies – 2.9%
Alcon, Inc.		16,100	2,059
Aspect Medical Systems, Inc. (a)		71,100	2,107
Baxter International, Inc.		73,800	2,942
Becton, Dickinson & Co.		22,100	1,159
C.R. Bard, Inc.		50,500	3,335
Dade Behring Holdings, Inc.		25,400	931
Guidant Corp.		22,400	1,543
Hospira, Inc. (a)		22,900	938
Medtronic, Inc.		97,900	5,249
Millipore Corp. (a)		29,200	1,836
ResMed, Inc. (a)		9,600	765
St. Jude Medical, Inc. (a)		57,100	2,672
			25,536
Health Care Providers & Services – 3.1%
Aetna, Inc.		10,900	939
Cardinal Health, Inc.		12,950	822
Caremark Rx, Inc. (a)		26,600	1,328
Community Health Systems, Inc. (a)		42,600	1,653
Covance, Inc. (a)		17,700	849
Humana, Inc. (a)		44,100	2,112

Quarterly Report	6

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
McKesson Corp.	17,500	$830
Sunrise Senior Living, Inc. (a)	33,800	2,256
UnitedHealth Group, Inc.	201,900	11,347
WebMD Corp. (a)	200,300	2,219
WebMD Health Corp. Class A	19,700	486
WellPoint, Inc. (a)	26,800	2,032
		26,873
Pharmaceuticals – 6.4%
Allergan, Inc.	20,700	1,897
Bristol-Myers Squibb Co.	71,200	1,713
Elan Corp. PLC sponsored ADR (a)	117,200	1,038
Eli Lilly & Co.	62,300	3,334
Johnson & Johnson	276,700	17,510
Merck & Co., Inc.	43,800	1,192
Pfizer, Inc.	567,595	14,173
Schering-Plough Corp.	149,600	3,149
Sepracor, Inc. (a)	32,600	1,923
Wyeth	201,300	9,314
		55,243

TOTAL HEALTH CARE		134,216

INDUSTRIALS – 12.5%
Aerospace & Defense – 3.7%
EADS NV	59,722	2,118
General Dynamics Corp.	15,400	1,841
Goodrich Corp.	34,900	1,547
Hexcel Corp. (a)	117,700	2,153
Honeywell International, Inc.	216,600	8,123
Meggitt PLC	271,600	1,554
Northrop Grumman Corp.	28,115	1,528
Precision Castparts Corp.	48,400	2,570
Raytheon Co.	46,000	1,749
Rockwell Collins, Inc.	29,200	1,411
The Boeing Co.	71,400	4,852
United Technologies Corp.	46,400	2,405
		31,851
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	13,666	876

7 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Air Freight & Logistics – continued
FedEx Corp.		31,800	$2,771
United Parcel Service, Inc. Class B		28,100	1,943
UTI Worldwide, Inc.		12,400	963
			6,553
Airlines – 0.0%
JetBlue Airways Corp. (a)		15,166	267
Commercial Services & Supplies – 0.4%
Monster Worldwide, Inc. (a)		33,600	1,032
Robert Half International, Inc.		69,300	2,466
			3,498
Construction & Engineering – 0.1%
Fluor Corp.		11,900	766
Electrical Equipment – 0.2%
Cooper Industries Ltd. Class A		12,800	885
Roper Industries, Inc.		26,400	1,037
			1,922
Industrial Conglomerates – 5.2%
3M Co.		87,400	6,412
General Electric Co.		1,010,600	34,023
Tyco International Ltd.		149,200	4,155
			44,590
Machinery – 1.3%
Caterpillar, Inc.		66,400	3,901
Danaher Corp.		35,000	1,884
ITT Industries, Inc.		46,800	5,316
			11,101
Marine – 0.1%
Alexander & Baldwin, Inc.		14,900	793
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.		43,700	2,613
Norfolk Southern Corp.		108,000	4,380
			6,993

TOTAL INDUSTRIALS			108,334

INFORMATION TECHNOLOGY – 17.9%
Communications Equipment – 3.3%
Avaya, Inc. (a)		46,800	482

Quarterly Report	8

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
CIENA Corp. (a)	387,600	$1,023
Cisco Systems, Inc. (a)	429,400	7,699
Comverse Technology, Inc. (a)	35,000	919
Corning, Inc. (a)	153,600	2,969
Harris Corp.	35,300	1,476
Juniper Networks, Inc. (a)	33,400	795
Motorola, Inc.	211,700	4,676
Nokia Corp. sponsored ADR	144,900	2,450
Powerwave Technologies, Inc. (a)	51,000	662
QUALCOMM, Inc.	118,300	5,294
		28,445
Computers & Peripherals – 3.8%
Advanced Digital Information Corp. (a)	157,500	1,481
Apple Computer, Inc. (a)	96,900	5,195
Dell, Inc. (a)	161,052	5,508
EMC Corp. (a)	273,900	3,544
Hewlett-Packard Co.	168,900	4,932
International Business Machines Corp.	127,900	10,260
McDATA Corp. Class A (a)	82,900	434
SanDisk Corp. (a)	28,200	1,361
		32,715
Electronic Equipment & Instruments – 0.2%
Amphenol Corp. Class A	43,500	1,755
Internet Software & Services – 1.2%
Google, Inc. Class A (sub. vtg.) (a)	26,300	8,323
Yahoo!, Inc. (a)	68,600	2,321
		10,644
IT Services – 1.8%
Affiliated Computer Services, Inc. Class A (a)	16,384	895
Ceridian Corp. (a)	46,100	957
Cognizant Technology Solutions Corp. Class A (a)	40,300	1,878
First Data Corp.	31,700	1,268
Infosys Technologies Ltd. sponsored ADR	24,700	1,835
Paychex, Inc.	46,100	1,709
Satyam Computer Services Ltd. sponsored ADR	34,400	1,040
SI International, Inc. (a)	87,800	2,719
SRA International, Inc. Class A (a)	92,800	3,293
		15,594

9 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 3.6%
Altera Corp. (a)	40,500	$774
Analog Devices, Inc.	53,600	1,991
Applied Materials, Inc.	70,700	1,199
Broadcom Corp. Class A (a)	35,900	1,684
FormFactor, Inc. (a)	60,600	1,383
Freescale Semiconductor, Inc. Class B (a)	72,042	1,699
Intel Corp.	532,300	13,121
Marvell Technology Group Ltd. (a)	28,100	1,296
Maxim Integrated Products, Inc.	54,000	2,303
National Semiconductor Corp.	32,200	847
PMC-Sierra, Inc. (a)	39,500	348
Texas Instruments, Inc.	130,800	4,434
		31,079
Software 4.0%
Autodesk, Inc. (a)	78,000	3,622
Electronic Arts, Inc. (a)	21,600	1,229
Microsoft Corp.	766,300	19,717
Oracle Corp. (a)	363,800	4,507
Red Hat, Inc. (a)	58,400	1,237
Symantec Corp. (a)	130,577	2,959
TIBCO Software, Inc. (a)	98,500	823
		34,094

TOTAL INFORMATION TECHNOLOGY		154,326

MATERIALS 1.6%
Chemicals – 1.0%
Agrium, Inc.	20,700	455
Dow Chemical Co.	71,400	2,975
FMC Corp. (a)	17,000	973
Monsanto Co.	33,500	2,102
Praxair, Inc.	48,400	2,320
		8,825
Containers & Packaging – 0.1%
Owens Illinois, Inc. (a)	41,900	864
Metals & Mining – 0.5%
Alcoa, Inc.	44,300	1,082
Carpenter Technology Corp.	13,200	774

Quarterly Report

10

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Metals & Mining – continued
Newmont Mining Corp.	33,100	$1,561
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	44,900	1,042
		4,459

TOTAL MATERIALS		14,148

TELECOMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 2.2%
BellSouth Corp.	164,100	4,316
Qwest Communications International, Inc. (a)	404,500	1,658
SBC Communications, Inc.	274,300	6,575
Verizon Communications, Inc.	192,300	6,286
		18,835
Wireless Telecommunication Services – 2.0%
ALLTEL Corp.	23,495	1,530
American Tower Corp. Class A (a)	76,195	1,901
Crown Castle International Corp. (a)	49,500	1,219
Nextel Partners, Inc. Class A (a)	65,900	1,654
Sprint Nextel Corp.	478,618	11,382
		17,686

TOTAL TELECOMMUNICATION SERVICES		36,521

UTILITIES – 1.9%
Electric Utilities – 0.5%
Entergy Corp.	23,900	1,776
Exelon Corp.	54,300	2,902
		4,678
Independent Power Producers & Energy Traders – 0.6%
AES Corp. (a)	28,300	465
Constellation Energy Group, Inc.	13,300	819
NRG Energy, Inc. (a)	33,100	1,410
TXU Corp.	19,800	2,235
		4,929

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

UTILITIES – continued
Multi-Utilities – 0.8%
Dominion Resources, Inc.	36,800	$3,170
PG&E Corp.	85,700	3,364
		6,534

TOTAL UTILITIES		16,141

TOTAL COMMON STOCKS
(Cost $761,567)		856,449
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(d)	62,000	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $338)		0
Money Market Funds 1.5%
Fidelity Cash Central Fund, 3.82% (b)	4,598,698	4,599
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	8,535,825	8,536
TOTAL MONEY MARKET FUNDS
(Cost $13,135)		13,135
Cash Equivalents 0.0%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.16%,
dated 9/30/05 due 10/3/05)
(Cost $36)	$36	36

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $775,076)		869,620

NET OTHER ASSETS – (0.7)%		(6,216)
NET ASSETS 100%		$863,404

Quarterly Report

12

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
GeneProt, Inc.
Series A	7/7/00	$341

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $784,387,000. Net unrealized appreciation aggregated $85,233,000, of which $140,366,000 related to appreciated investment securities and $55,133,000 related to depreciated investment securities.

13 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

14

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005